LIABILITY MEASURED AT FAIR VALUE (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Liability Measured At Fair Value
liability fair value	$ 12,716
Net gain liability fair value	719
total outstanding balance	$ 26,834	$ 17,749